Note 7 - Notes Payable and Credit Agreements - Short-term Borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Term Loan [Member] | Spire Missouri [Member]
Highest borrowings outstanding	$ 456.6
Lowest borrowings outstanding	43.2
Weighted average borrowings	$ 244.9
Weighted average interest rate	0.40%
Borrowings outstanding	$ 445.3	$ 240.9
Weighted average interest rate	3.30%
Spire Note [Member] | Spire Missouri [Member]
Highest borrowings outstanding	$ 265.2
Lowest borrowings outstanding	38.4
Weighted average borrowings	$ 152.6
Weighted average interest rate	0.50%
Borrowings outstanding	$ 260.9	$ 49.0
Weighted average interest rate	3.30%	0.20%
Spire Note [Member] | Spire Alabama Inc [Member]
Highest borrowings outstanding	$ 1,079.0
Lowest borrowings outstanding	462.5
Weighted average borrowings	$ 749.2
Weighted average interest rate	1.10%
Borrowings outstanding	$ 1,037.5	$ 672.0
Weighted average interest rate	3.30%	0.40%
Parent Company [Member] | Term Loan [Member]
Highest borrowings outstanding	$ 250.0
Lowest borrowings outstanding	0.0
Weighted average borrowings	$ 113.0
Weighted average interest rate	0.80%
Borrowings outstanding	$ 0.0	$ 250.0
Weighted average interest rate		0.70%
Parent Company [Member] | Commercial Paper [Member]
Highest borrowings outstanding	1,079.0
Lowest borrowings outstanding	408.0
Weighted average borrowings	$ 636.2
Weighted average interest rate	1.20%
Borrowings outstanding	$ 1,037.5	$ 422.0
Weighted average interest rate	3.30%	0.20%